Summary of Significant Accounting Policies - Disclosure of Class A Ordinary shares subject to possible redemption (Details) - Decarbonization Plus Acquisition Corporation IV [Member] - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Disclosure Of Significant Accounting Policies [Line Items]
Gross proceeds	$ 316,250,000
Deferred underwriting fees and other offering costs	(16,672,763)
Proceeds allocated to public warrants	(23,718,750)
Total accretion of carrying value to redemption value	43,554,013
Class A Ordinary Shares [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Class A ordinary shares subject to possible redemption at beginning of period	0	$ 319,412,500
Remeasurement of Class A ordinary shares to redemption value		4,590,312
Class A ordinary shares subject to possible redemption at end of period	$ 319,412,500	$ 324,002,812